SHARE-BASED COMPENSATION (Compensation Expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation		$ 516	$ (65)	$ 726
Research and development, net [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation		421	234	116
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	[1]	$ 95	$ (299)	$ 610

[1]	The income recorded during 2018 is mainly due to the forfeiture of the former CEO's unvested options and RSUs.